Use Of Judgments And Estimates	12 Months Ended
Dec. 31, 2024
Use Of Judgements And Estimates [Abstract]
Use Of Judgements And Estimates

3. USE OF JUDGMENTS AND ESTIMATES

We prepare our financial statements in accordance with IFRS, which requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Critical judgement and estimates:

Below is a summary of the areas which involve a greater degree of judgment or complexity, and which have the most significant effect on the amounts recognized in the consolidated financial statements:

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Going concern

The Company’s management assesses the going concern of the company on an ongoing basis by estimating the future cash flows and anticipating cash outflows for the following 12 months. The Company’s management makes judgments about the future expected cash outflows and cash inflows based on the budget approved by the Board of Directors. This includes estimates about the expected growth rate, Wallbox’s market share, the gross margins, compliance with covenants, the exercise of warrants and availability of other financial funding from banks. See additional comment regarding Going concern judgement and estimates in Note 2.

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Impairment of non-current assets (including goodwill)

Goodwill is tested for impairment at the cash-generating unit level (“CGU”) on an annual basis, or if an event occurs or circumstances change that could reduce the recoverable amount of a CGU below its carrying amount. Potential events or circumstances of this nature would include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposal of a significant portion of a reporting unit.

The Company makes judgments about the allocation of goodwill to each cash generating unit, the process of determining the cash generating units and the recoverability of non-current assets with finite lives whenever events or changes in circumstances indicate that impairment may exist. Recoverability of finite life assets is measured by comparing the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is impaired, then the amount of any impairment is measured as the difference between the carrying amount and the recoverable amount of the impaired asset. The assumptions and estimates about the future values and remaining useful lives of its non-current assets are complex and subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends, as well as internal factors such as changes in business strategy and internal forecasts.

In order to determine the recoverable amount, the Company estimates expected future cash flows from the assets and applies an appropriate discount rate to calculate the present value of these cash flows. Future cash flows are dependent on whether the budgets and forecasts for the next five years are achieved, whereas the discount rates depend on the interest rate and risk premium associated with each of the companies.

Impairment losses on goodwill and non-current assets were recognized during the year ended December 31, 2024, in the Nordics, ABL, and Wallbox Europe CGUs. For further details, refer to Note 11 to the consolidated financial statements.

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Capitalization of development costs and determination of the useful life of intangible assets

The Company’s management reviews expenditures, including wages and benefits for employees, incurred on development activities and, based on its judgments of the costs incurred, assesses whether the expenditure meets the capitalization criteria set out in IAS 38 and the intangible assets accounting policy disclosed in Note 5. The Company’s management considers whether additional expenditures on projects relate to maintenance or new development projects. Only qualifying expenditures for new development projects will be capitalized.

The useful life of capitalized development costs is determined by management at the time the newly developed charger is brought into use and is regularly reviewed for appropriateness. For unique charger products controlled and developed by the Company, the useful life is based on historical experience with similar products as well as anticipation of future events, such as changes in technology, which may impact their useful economic life. (See Note 5).

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Business combinations (including put options liabilities)

The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs.

The Company determines and allocates the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. The purchase price allocation process requires the Company to use significant estimates and assumptions with respect to the identification of assets previously not recognized, such as customer relationships, brand name and intangible assets, and the determination of the fair value of assets and liabilities acquired.

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Share-Based Payments

The Company’s management measures equity settled share-based payments at fair value at the grant date and expenses the cost over the vesting period, with a corresponding increase in equity. The expense is based upon management’s estimate of the percentage of equity instruments which will eventually vest. At each statement of financial position date, management revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

Prior to the completion of the Business Combination on October 1, 2021, as the ordinary shares of Wallbox Chargers, S.L.U. were not listed on a public marketplace, the calculation of the fair value of its ordinary shares was subject to a greater degree of estimation in determining the basis for share-based options that it issued. Given the absence of a public market during the first months of the year, management was required to estimate the fair value of the ordinary shares at each grant date.

The Company’s management determined the estimated fair value of its awards based on the estimated market price of the Parent’s stock on the date of grant, in practice the share price of Wallbox NV at grant date, and by applying methodologies generally accepted for this kind of valuation (see Note 21).

The date at which the fair value of the equity instruments granted is measured for the purposes of IFRS 2 for transactions with employees and others providing similar services is the grant date. Grant date is the date at which the entity and the employee agree to a share-based payment arrangement, at which point the entity and the counterparty have a shared understanding of the terms and conditions of the arrangement. At grant date, the entity confers on the counterparty the right to cash, other assets, or equity instruments of the entity, provided the specified vesting conditions, if any, are met. If that agreement is subject to an approval process (for example, by shareholders), the grant date is the date when that approval is obtained.

The assumptions underlying the valuations represent the Company’s best estimates, which involve inherent uncertainties and the application of management judgment. (See Note 21).

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Income taxes

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized or whether there are taxable temporary differences that can support any DTAs. In order to determine the amount of the deferred tax assets to be recognized, the directors consider the amounts and dates on which future taxable profits will be obtained and the reversal period for taxable temporary differences. The Company has not recognized deferred tax assets as of December 31, 2024 or December 31, 2023. The key area of judgment is therefore an assessment of whether it is probable that there will be suitable taxable profits against which any deferred tax assets can be utilized. The Company operates in a number of international tax jurisdictions. Further details of the Company’s accounting policy in relation to deferred tax assets are discussed in Note 5.

Research and development tax credits are recognized as an asset once it is considered that there is sufficient assurance that any amount claimable will be received. The key judgement therefore arises in respect of the likelihood of a claim being successful when a claim has been quantified but has not yet been received. In making this judgement, the Company considers the nature of the claim and the track record of success of previous claims.

The Company is subject to income taxes in numerous jurisdictions and there are transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be made on examination. For tax positions not meeting this “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. (See Note 24).

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Warrants

Public and Private Warrants originally issued by Kensington to its public shareholders and its sponsors were converted on the closing date of the Business Combination Agreement, into a right to acquire one Class A ordinary share of Wallbox N.V. (a “Wallbox Warrant”) on substantially the same terms as were in effect immediately prior to the closing date. These warrants were considered part of the net assets of Kensington at the time of the Transaction.

On the closing date of the Business Combination Agreement, Wallbox N.V. issued Warrants to registered holders of Kensington’s Public and Private Warrants in exchange for the originally issued Warrants. The terms of the replacement Warrants issued by Wallbox N.V. were for the same terms as the original Warrants (to the extent applicable), and the exchange was treated as the assumption of the original Warrants.

In addition, in 2023, Wallbox issued warrants as part of the new facility agreement with Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”) entered into in February 2023.

Generac is one of our shareholders who participated in certain capital increases during 2023 and 2024. In 2024, Wallbox has issued new warrants to Generac as part of the agreement in the shareholders funding.

According to management’s assessment, the Public and Private Warrants, BBVA Warrants and Generac Warrants fall within the scope of IAS 32 and have been classified as derivative financial liabilities as they fail the fixed for fixed criterion, amongst others because of their exercise price in a foreign currency (USD) and because of certain redemption clauses in place. Additionally, the Private Warrants can be exercised on a cashless basis in return for a variable number of shares as further detailed in Note 13. In accordance with IFRS 9 guidance, derivatives that are classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in profit or loss (refer to Note 13).

Although these estimates made by the Company’s directors were based on the best information available on December 31, 2024, it is possible that events which might take place in the future would result in adjustments being necessary in future years.